Pacer Trendpilot US Bond ETF
Schedule of Investments
January 31, 2025 (Unaudited)

CORPORATE BONDS - 98.2%	Par	Value
Communication Services - 16.3%
Altice Financing SA
5.00%, 01/15/2028 (a)	$201,000	$162,348
5.75%, 08/15/2029 (a)	342,000	267,982
Altice France Holding SA, 10.50%, 05/15/2027 (a)	282,000	86,010
Altice France SA
8.13%, 02/01/2027 (a)	266,000	223,858
5.50%, 01/15/2028 (a)	191,000	155,209
5.13%, 07/15/2029 (a)	397,000	315,615
5.50%, 10/15/2029 (a)	332,000	263,940
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029 (a)	146,000	122,992
AMC Networks, Inc.
10.25%, 01/15/2029 (a)	145,000	154,788
4.25%, 02/15/2029	166,000	131,484
Arches Buyer, Inc.
4.25%, 06/01/2028 (a)	141,000	131,798
6.13%, 12/01/2028 (a)	90,000	81,520
British Telecommunications PLC
4.25% to 02/23/2027 then 5 yr. CMT Rate + 2.99%, 11/23/2081 (a)	75,000	72,988
4.88% to 11/23/2031 then 5 yr. CMT Rate + 3.49%, 11/23/2081 (a)	95,000	86,829
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (a)	125,000	124,526
5.13%, 05/01/2027 (a)	468,000	459,422
5.00%, 02/01/2028 (a)	387,000	375,825
5.38%, 06/01/2029 (a)	221,000	213,599
6.38%, 09/01/2029 (a)	231,000	230,983
4.75%, 03/01/2030 (a)	478,000	442,747
4.50%, 08/15/2030 (a)	432,000	391,414
4.25%, 02/01/2031 (a)	448,000	396,200
7.38%, 03/01/2031 (a)	181,000	185,299
4.75%, 02/01/2032 (a)	201,000	178,890
4.50%, 05/01/2032	432,000	374,463
4.50%, 06/01/2033 (a)	261,000	221,448
4.25%, 01/15/2034 (a)	332,000	271,327
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (a)	191,000	185,747
7.75%, 04/15/2028 (a)	166,000	153,970
9.00%, 09/15/2028 (a)(b)	125,000	131,525
7.50%, 06/01/2029 (a)	176,000	156,860
7.88%, 04/01/2030 (a)	145,000	149,468
CMG Media Corp., 8.88%, 06/18/2029 (a)	171,000	137,655
Cogent Communications Group LLC
3.50%, 05/01/2026 (a)	90,000	87,872
7.00%, 06/15/2027 (a)	75,000	75,730
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)(b)	326,000	292,381
Consolidated Communications, Inc., 6.50%, 10/01/2028 (a)	116,000	113,355
CSC Holdings LLC
5.50%, 04/15/2027 (a)	201,000	186,176
5.38%, 02/01/2028 (a)	166,000	145,730
7.50%, 04/01/2028 (a)	151,000	110,985
11.25%, 05/15/2028 (a)	166,000	164,029
11.75%, 01/31/2029 (a)	317,000	315,415
6.50%, 02/01/2029 (a)	291,000	247,641
5.75%, 01/15/2030 (a)	377,000	220,545
4.13%, 12/01/2030 (a)	196,000	147,229
4.63%, 12/01/2030 (a)	392,000	214,843
3.38%, 02/15/2031 (a)	166,000	120,129
4.50%, 11/15/2031 (a)	251,000	188,651
Directv Financing LLC, 8.88%, 02/01/2030 (a)	125,000	123,165
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	553,000	547,470
DISH DBS Corp.
5.75%, 12/01/2028 (a)	350,000	302,844
5.13%, 06/01/2029	250,000	164,375
DISH Network Corp., 11.75%, 11/15/2027 (a)	543,000	573,392
EchoStar Corp., 10.75%, 11/30/2029	700,000	756,087
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	191,000	191,000
5.00%, 05/01/2028 (a)	246,000	243,469
6.75%, 05/01/2029 (a)	166,000	167,056
5.88%, 11/01/2029	125,000	124,871
6.00%, 01/15/2030 (a)	166,000	166,207
8.75%, 05/15/2030 (a)	176,000	186,120
8.63%, 03/15/2031 (a)	125,000	133,635
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.25%, 12/01/2027 (a)	100,000	99,125
3.50%, 03/01/2029 (a)	115,000	106,399
Gray Media, Inc.
7.00%, 05/15/2027 (a)	110,000	107,668
10.50%, 07/15/2029 (a)	206,000	215,329
4.75%, 10/15/2030 (a)	135,000	81,668
5.38%, 11/15/2031 (a)	216,000	128,520
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	135,000	121,264
6.63%, 08/01/2026	145,000	100,252
Iliad Holding SASU
7.00%, 10/15/2028 (a)	150,000	152,640
8.50%, 04/15/2031 (a)	155,000	166,422
7.00%, 04/15/2032 (a)	120,000	121,672
Intelsat Jackson Holdings SA, 6.50%, 03/15/2030 (a)(b)	468,000	421,726
Lamar Media Corp.
3.75%, 02/15/2028	100,000	95,362
4.88%, 01/15/2029	70,000	67,964
4.00%, 02/15/2030	90,000	82,845
3.63%, 01/15/2031	100,000	88,800
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (a)	181,000	165,769
5.13%, 07/15/2029 (a)	155,000	126,092
Level 3 Financing, Inc.
10.50%, 04/15/2029 (a)	105,000	117,935
4.88%, 06/15/2029 (a)	91,000	78,288
11.00%, 11/15/2029 (a)	236,000	267,496
4.50%, 04/01/2030 (a)	106,000	86,920
10.50%, 05/15/2030 (a)	155,000	169,921
10.75%, 12/15/2030 (a)	110,000	124,162
Live Nation Entertainment, Inc.
6.50%, 05/15/2027 (a)	176,000	179,045
4.75%, 10/15/2027 (a)	71,000	69,617
3.75%, 01/15/2028 (a)	85,000	81,100
Lumen Technologies, Inc.
4.13%, 04/15/2030 (a)	70,000	61,746
10.00%, 10/15/2032 (a)	75,000	74,588
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	15,000	14,706
3.63%, 10/01/2031 (a)	81,000	69,717
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (a)	150,000	147,328
8.00%, 08/01/2029 (a)	120,000	122,149
7.38%, 09/01/2031 (a)	110,000	114,493
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (a)	407,000	346,967
Nexstar Media, Inc.
5.63%, 07/15/2027 (a)	256,000	251,983
4.75%, 11/01/2028 (a)	166,000	156,416
Optics Bidco SpA
6.38%, 11/15/2033 (a)	85,000	84,787
6.00%, 09/30/2034 (a)	85,000	81,702
7.20%, 07/18/2036 (a)	85,000	86,878
7.72%, 06/04/2038 (a)	85,000	89,418
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 08/15/2027 (a)	110,000	108,192
4.25%, 01/15/2029 (a)	86,000	80,670
7.38%, 02/15/2031 (a)	75,000	78,447
Paramount Global
6.25% to 02/28/2027 then 3 mo. LIBOR US + 3.90%, 02/28/2057 (c)	115,000	109,850
6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062	171,000	166,084
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 09/15/2026 (a)	150,000	132,663
6.50%, 09/15/2028 (a)	191,000	127,859
ROBLOX Corp., 3.88%, 05/01/2030 (a)	166,000	152,405
Rogers Communications, Inc., 5.25% to 03/15/2027 then 5 yr. CMT Rate + 3.59%, 03/15/2082 (a)	140,000	137,242
Scripps Escrow, Inc., 5.88%, 07/15/2027 (a)	85,000	71,400
Shutterfly Finance LLC, 9.75%, 10/01/2027 (a)	0	0
Sinclair Television Group, Inc.
5.50%, 03/01/2030 (a)	85,000	59,288
4.13%, 12/01/2030 (a)	125,000	87,725
Sirius XM Radio LLC
3.13%, 09/01/2026 (a)	146,000	141,236
5.00%, 08/01/2027 (a)	216,000	211,950
4.00%, 07/15/2028 (a)	297,000	277,876
5.50%, 07/01/2029 (a)	206,000	200,721
4.13%, 07/01/2030 (a)	251,000	224,331
3.88%, 09/01/2031 (a)	251,000	216,324
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	181,000	174,712
Sunrise FinCo I BV, 4.88%, 07/15/2031 (a)	206,000	191,275
TEGNA, Inc.
4.75%, 03/15/2026 (a)	90,000	89,442
4.63%, 03/15/2028	166,000	158,983
5.00%, 09/15/2029	181,000	170,659
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/2028 (a)	200,000	193,730
Univision Communications, Inc.
6.63%, 06/01/2027 (a)(b)	221,000	220,954
8.00%, 08/15/2028 (a)	216,000	220,740
4.50%, 05/01/2029 (a)	176,000	159,896
7.38%, 06/30/2030 (a)	150,000	148,013
8.50%, 07/31/2031 (a)	185,000	185,694
Virgin Media Finance PLC, 5.00%, 07/15/2030 (a)	136,000	118,490
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (a)	211,000	202,032
4.50%, 08/15/2030 (a)	150,000	133,015
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/2028 (a)	65,000	62,075
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (a)	226,000	195,843
4.75%, 07/15/2031 (a)	231,000	202,414
7.75%, 04/15/2032 (a)	125,000	126,344
Vodafone Group PLC
7.00% to 04/04/2029 then 5 yr. Swap Rate USD + 4.87%, 04/04/2079	307,000	319,587
3.25% to 09/04/2026 then 5 yr. CMT Rate + 2.45%, 06/04/2081	85,000	82,125
4.13% to 06/04/2031 then 5 yr. CMT Rate + 2.77%, 06/04/2081	166,000	148,432
VZ Secured Financing BV, 5.00%, 01/15/2032 (a)	236,000	210,770
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)	135,000	139,705
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (a)(b)	246,000	232,404
6.13%, 03/01/2028 (a)	181,000	160,185
Ziggo Bond Co. BV, 5.13%, 02/28/2030 (a)	85,000	77,228
Ziggo BV, 4.88%, 01/15/2030 (a)	166,000	154,936
		25,739,956

Consumer Discretionary - 18.7%
Adient Global Holdings Ltd.
4.88%, 08/15/2026 (a)	130,000	129,812
7.00%, 04/15/2028 (a)	85,000	86,870
8.25%, 04/15/2031 (a)	90,000	93,364
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	365,000	374,011
Allied Universal Holdco LLC / Allied Universal Finance Corp.
9.75%, 07/15/2027 (a)	151,000	151,962
6.00%, 06/01/2029 (a)	146,000	135,050
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/2028 (a)	181,000	172,526
4.63%, 06/01/2028 (a)	135,000	128,768
American Airlines, Inc.
7.25%, 02/15/2028 (a)(b)	125,000	127,813
8.50%, 05/15/2029 (a)	166,000	174,932
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (a)	90,833	90,800
5.75%, 04/20/2029 (a)	443,000	441,117
American Axle & Manufacturing, Inc.
6.50%, 04/01/2027	80,000	80,192
6.88%, 07/01/2028	65,000	64,633
5.00%, 10/01/2029	5,000	4,579
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028 (a)	115,000	110,922
Aramark Services, Inc., 5.00%, 02/01/2028 (a)	176,000	172,480
Asbury Automotive Group, Inc.
4.63%, 11/15/2029 (a)	110,000	104,466
4.75%, 03/01/2030	55,000	52,222
5.00%, 02/15/2032 (a)	100,000	93,603
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029 (a)	171,000	169,717
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.75%, 07/15/2027 (a)	70,000	69,324
4.75%, 04/01/2028 (a)	65,000	61,618
5.38%, 03/01/2029 (a)	80,000	76,300
8.25%, 01/15/2030 (a)	95,000	97,945
8.00%, 02/15/2031 (a)	90,000	93,084
Bath & Body Works, Inc.
5.25%, 02/01/2028	60,000	59,464
7.50%, 06/15/2029	85,000	87,741
6.63%, 10/01/2030 (a)	126,000	128,520
BCPE Ulysses Intermediate, Inc., 7.75% (includes 8.50% PIK), 04/01/2027 (a)	70,000	69,298
Belron UK Finance PLC, 5.75%, 10/15/2029 (a)	90,000	89,325
Boyd Gaming Corp.
4.75%, 12/01/2027 (b)	166,000	162,846
4.75%, 06/15/2031 (a)	150,000	139,972
Brightline East LLC, 11.00%, 01/31/2030 (a)	206,000	199,495
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
6.25%, 09/15/2027 (a)	100,000	99,704
4.88%, 02/15/2030 (a)	85,000	77,713
Caesars Entertainment, Inc.
8.13%, 07/01/2027 (a)	75,000	75,750
4.63%, 10/15/2029 (a)	171,000	161,373
7.00%, 02/15/2030 (a)(b)	302,000	310,380
6.50%, 02/15/2032 (a)	226,000	228,893
6.00%, 10/15/2032 (a)	170,000	165,274
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (a)	110,000	107,662
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028 (a)	237,000	252,263
Carvana Co.
9.00% (includes 12.00% PIK), 12/01/2028 (a)	142,663	153,668
9.00% (includes 13.00% PIK), 06/01/2030 (a)	246,000	273,112
9.00% (includes 14.00% PIK), 06/01/2031 (a)	291,000	350,018
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.38%, 04/15/2027	85,000	84,490
5.25%, 07/15/2029	85,000	82,105
Century Communities, Inc.
6.75%, 06/01/2027	85,000	85,319
3.88%, 08/15/2029 (a)	70,000	63,618
Churchill Downs, Inc.
5.50%, 04/01/2027 (a)	100,000	99,580
4.75%, 01/15/2028 (a)	115,000	111,917
5.75%, 04/01/2030 (a)	176,000	173,492
6.75%, 05/01/2031 (a)	100,000	101,836
Cinemark USA, Inc.
5.25%, 07/15/2028 (a)	125,000	122,469
7.00%, 08/01/2032 (a)	85,000	87,115
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (a)	66,000	66,058
8.50%, 05/15/2027 (a)	301,000	302,596
6.75%, 05/15/2028 (a)	125,000	127,344
6.75%, 02/15/2030 (a)	100,000	101,538
Cooper-Standard Automotive, Inc., 13.50% (includes 4.50% PIK), 03/31/2027 (a)	100,000	105,500
Dana, Inc.
5.38%, 11/15/2027	65,000	64,683
5.63%, 06/15/2028	70,000	69,641
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029 (a)	141,000	132,716
6.75%, 01/15/2030 (a)(b)	191,000	180,018
Gap, Inc.
3.63%, 10/01/2029 (a)	110,000	99,788
3.88%, 10/01/2031 (a)	135,000	118,530
Garda World Security Corp.
4.63%, 02/15/2027 (a)	95,000	92,922
7.75%, 02/15/2028 (a)	70,000	72,625
6.00%, 06/01/2029 (a)	75,000	72,284
8.25%, 08/01/2032 (a)	95,000	97,826
8.38%, 11/15/2032 (a)	160,000	165,186
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029 (a)	90,000	84,375
11.50%, 08/15/2029 (a)	85,000	86,615
8.75%, 01/15/2032 (a)	85,000	75,282
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	150,000	148,743
4.88%, 03/15/2027	75,000	73,564
5.00%, 07/15/2029	100,000	93,166
5.25%, 04/30/2031	70,000	63,963
5.25%, 07/15/2031	70,000	64,190
5.63%, 04/30/2033	80,000	71,820
Group 1 Automotive, Inc.
4.00%, 08/15/2028 (a)	105,000	99,721
6.38%, 01/15/2030 (a)	85,000	86,430
Hanesbrands, Inc.
4.88%, 05/15/2026 (a)	125,000	124,110
9.00%, 02/15/2031 (a)	100,000	106,813
Hertz Corp.
4.63%, 12/01/2026 (a)	90,000	80,044
12.63%, 07/15/2029 (a)	135,000	145,631
5.00%, 12/01/2029 (a)	146,000	105,346
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/2028 (a)	85,000	85,183
5.88%, 04/01/2029 (a)	95,000	95,600
3.75%, 05/01/2029 (a)	120,000	112,030
4.88%, 01/15/2030	141,000	136,747
4.00%, 05/01/2031 (a)	181,000	164,371
3.63%, 02/15/2032 (a)	221,000	193,941
6.13%, 04/01/2032 (a)	75,000	75,544
5.88%, 03/15/2033 (a)	166,000	164,962
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029 (a)(b)	130,000	123,825
4.88%, 07/01/2031 (a)	95,000	86,264
6.63%, 01/15/2032 (a)	135,000	136,851
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	100,000	99,359
IHO Verwaltungs GmbH
7.75% (includes 8.50% PIK), 11/15/2030 (a)	75,000	75,478
8.00% (includes 8.75% PIK), 11/15/2032 (a)	65,000	65,221
International Game Technology PLC
4.13%, 04/15/2026 (a)	110,000	108,909
6.25%, 01/15/2027 (a)	120,000	121,650
5.25%, 01/15/2029 (a)	110,000	108,240
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027 (a)	80,000	77,192
5.88%, 01/15/2028 (a)	100,000	99,602
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (a)	302,000	318,988
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027 (a)	125,000	123,539
LBM Acquisition LLC, 6.25%, 01/15/2029 (a)	140,000	129,058
LCM Investments Holdings II LLC
4.88%, 05/01/2029 (a)	146,000	138,335
8.25%, 08/01/2031 (a)	131,000	137,635
LGI Homes, Inc., 7.00%, 11/15/2032 (a)	70,000	69,650
Life Time, Inc., 6.00%, 11/15/2031 (a)	80,000	79,990
Light & Wonder International, Inc.
7.00%, 05/15/2028 (a)	115,000	115,420
7.25%, 11/15/2029 (a)	85,000	87,508
7.50%, 09/01/2031 (a)	95,000	98,762
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	65,000	63,055
3.88%, 06/01/2029 (a)	135,000	125,111
4.38%, 01/15/2031 (a)	90,000	82,913
Macy's Retail Holdings LLC
5.88%, 03/15/2030 (a)	55,000	52,842
6.13%, 03/15/2032 (a)	80,000	75,555
Mattamy Group Corp.
5.25%, 12/15/2027 (a)	85,000	83,373
4.63%, 03/01/2030 (a)	90,000	84,091
Melco Resorts Finance Ltd.
5.25%, 04/26/2026 (a)	85,000	84,252
5.63%, 07/17/2027 (a)	100,000	97,607
5.75%, 07/21/2028 (a)	125,000	119,883
5.38%, 12/04/2029 (a)	191,000	175,887
7.63%, 04/17/2032 (a)	125,000	124,741
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031 (a)	85,000	82,121
Merlin Entertainments Ltd., 5.75%, 06/15/2026 (a)	70,000	70,660
MGM China Holdings Ltd.
5.88%, 05/15/2026 (a)	125,000	124,924
4.75%, 02/01/2027 (a)	115,000	112,643
7.13%, 06/26/2031 (a)	85,000	86,735
MGM Resorts International
4.63%, 09/01/2026	65,000	64,432
5.50%, 04/15/2027	110,000	110,137
4.75%, 10/15/2028	115,000	111,320
6.13%, 09/15/2029	140,000	140,000
6.50%, 04/15/2032	125,000	124,758
Michaels Cos., Inc.
5.25%, 05/01/2028 (a)	140,000	108,850
7.88%, 05/01/2029 (a)	221,000	139,581
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (a)	105,000	105,840
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026 (a)	196,000	195,356
13.25%, 12/15/2027 (a)	60,000	68,053
Motion Bondco DAC, 6.63%, 11/15/2027 (a)	40,000	38,500
NCL Corp. Ltd.
5.88%, 02/15/2027 (a)	151,000	151,669
8.13%, 01/15/2029 (a)	130,000	137,983
7.75%, 02/15/2029 (a)	90,000	95,433
6.75%, 02/01/2032 (a)	260,000	263,864
NCL Finance Ltd., 6.13%, 03/15/2028 (a)	75,000	75,713
New Red Finance, Inc.
3.88%, 01/15/2028 (a)	226,000	215,152
4.38%, 01/15/2028 (a)	125,000	119,804
3.50%, 02/15/2029 (a)	105,000	97,078
6.13%, 06/15/2029 (a)	176,000	178,068
5.63%, 09/15/2029 (a)	85,000	84,548
4.00%, 10/15/2030 (a)	452,000	408,789
Newell Brands, Inc.
5.70%, 04/01/2026 (d)	136,000	136,535
6.38%, 09/15/2027	85,000	86,682
6.63%, 09/15/2029	75,000	76,841
6.38%, 05/15/2030	120,000	121,650
6.63%, 05/15/2032	80,000	81,180
Nordstrom, Inc., 4.38%, 04/01/2030	80,000	73,097
Odeon Finco PLC, 12.75%, 11/01/2027 (a)	70,000	73,650
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 02/15/2028 (a)	176,000	168,505
7.75%, 02/15/2029 (a)	176,000	175,252
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.88%, 09/01/2031 (a)	111,000	74,648
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026 (a)	126,000	126,315
3.38%, 08/31/2027 (a)	166,000	156,662
6.25%, 01/15/2028 (a)	191,000	190,633
QVC, Inc., 6.88%, 04/15/2029 (a)	90,000	75,694
Rakuten Group, Inc.
5.13% to 04/22/2026 then 5 yr. CMT Rate + 4.58%, Perpetual (a)	121,000	116,777
11.25%, 02/15/2027 (a)	271,000	296,175
9.75%, 04/15/2029 (a)	297,000	324,109
0.00% to 12/15/2029 then 5 yr. CMT Rate + 4.25%, Perpetual (a)	160,000	157,779
6.25% to 04/22/2031 then 5 yr. CMT Rate + 4.96%, Perpetual (a)	151,000	135,241
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)	210,000	209,663
Resorts World Las Vegas LLC / RWLV Capital, Inc., 4.63%, 04/16/2029 (a)	151,000	134,422
Sabre GLBL, Inc., 10.75%, 11/15/2029 (a)	120,000	123,934
Saks Global Enterprises LLC, 11.00%, 12/15/2029 (a)	200,000	191,250
Service Corp. International/US
4.63%, 12/15/2027	90,000	88,435
5.13%, 06/01/2029	125,000	122,426
3.38%, 08/15/2030	140,000	124,040
4.00%, 05/15/2031	135,000	121,768
5.75%, 10/15/2032	140,000	137,386
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc., 6.63%, 05/01/2032 (a)	140,000	142,856
Six Flags Entertainment Corp./DE
5.50%, 04/15/2027 (a)	85,000	84,557
7.25%, 05/15/2031 (a)	135,000	138,814
Sonic Automotive, Inc., 4.63%, 11/15/2029 (a)	96,000	90,480
Sotheby's, 7.38%, 10/15/2027 (a)	125,000	123,750
Staples, Inc.
10.75%, 09/01/2029 (a)	367,000	359,660
12.75%, 01/15/2030 (a)	145,000	113,644
Station Casinos LLC
4.50%, 02/15/2028 (a)	115,000	109,969
4.63%, 12/01/2031 (a)	90,000	81,518
6.63%, 03/15/2032 (a)	70,000	70,438
Stena International SA
7.25%, 01/15/2031 (a)	115,000	117,598
7.63%, 02/15/2031 (a)	65,000	67,159
Studio City Finance Ltd.
6.50%, 01/15/2028 (a)	85,000	82,875
5.00%, 01/15/2029 (a)	181,000	164,971
Tempur Sealy International, Inc.
4.00%, 04/15/2029 (a)	120,000	111,847
3.88%, 10/15/2031 (a)	135,000	118,653
Tenneco, Inc., 8.00%, 11/17/2028 (a)	292,000	278,239
TKC Holdings, Inc.
6.88%, 05/15/2028 (a)	55,000	54,859
10.50%, 05/15/2029 (a)	95,000	96,900
Travel + Leisure Co.
6.63%, 07/31/2026 (a)	111,000	112,537
6.00%, 04/01/2027 (d)	70,000	70,528
4.50%, 12/01/2029 (a)	110,000	104,136
United Airlines, Inc.
4.38%, 04/15/2026 (a)	297,000	292,848
4.63%, 04/15/2029 (a)	302,000	289,487
VF Corp.
2.80%, 04/23/2027	80,000	75,585
2.95%, 04/23/2030	125,000	109,275
Viking Cruises Ltd.
5.88%, 09/15/2027 (a)	135,000	134,720
7.00%, 02/15/2029 (a)	85,000	85,925
9.13%, 07/15/2031 (a)	105,000	113,818
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
7.88%, 05/01/2027 (a)	85,000	85,000
9.50%, 06/01/2028 (a)	90,000	92,595
6.38%, 02/01/2030 (a)	151,000	138,354
VOC Escrow Ltd., 5.00%, 02/15/2028 (a)	110,000	107,855
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)	181,000	187,681
Williams Scotsman, Inc.
4.63%, 08/15/2028 (a)	85,000	83,512
6.63%, 06/15/2029 (a)	80,000	81,923
7.38%, 10/01/2031 (a)	70,000	73,120
Wynn Macau Ltd.
5.50%, 10/01/2027 (a)	110,000	107,663
5.63%, 08/26/2028 (a)	201,000	194,156
5.13%, 12/15/2029 (a)	166,000	154,141
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%, 10/01/2029 (a)	105,000	101,565
7.13%, 02/15/2031 (a)	166,000	173,609
6.25%, 03/15/2033 (a)	135,000	133,473
Yum! Brands, Inc.
4.75%, 01/15/2030 (a)	135,000	129,707
3.63%, 03/15/2031	176,000	157,578
4.63%, 01/31/2032	181,000	168,668
5.38%, 04/01/2032	166,000	162,282
ZF North America Capital, Inc.
6.88%, 04/14/2028 (a)	85,000	85,618
7.13%, 04/14/2030 (a)	100,000	99,990
6.75%, 04/23/2030 (a)	135,000	132,216
6.88%, 04/23/2032 (a)	115,000	110,687
		29,512,553

Consumer Staples - 3.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029 (a)	200,000	183,962
B&G Foods, Inc.
5.25%, 09/15/2027	100,000	95,170
8.00%, 09/15/2028 (a)	135,000	140,046
Central Garden & Pet Co.
4.13%, 10/15/2030	80,000	72,766
4.13%, 04/30/2031 (a)	65,000	58,221
Chobani Holdco II LLC, 8.75% (includes 9.50% PIK), 10/01/2029 (a)	105,000	113,663
Chobani LLC / Chobani Finance Corp., Inc., 7.63%, 07/01/2029 (a)	80,000	83,598
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029 (a)	85,000	81,898
6.63%, 07/15/2030 (a)	125,000	127,654
Darling Ingredients, Inc.
5.25%, 04/15/2027 (a)	85,000	84,432
6.00%, 06/15/2030 (a)	166,000	165,281
Edgewell Personal Care Co.
5.50%, 06/01/2028 (a)	125,000	123,108
4.13%, 04/01/2029 (a)	85,000	79,668
Energizer Holdings, Inc.
4.75%, 06/15/2028 (a)	100,000	95,973
4.38%, 03/31/2029 (a)	135,000	125,983
HLF Financing Sarl LLC / Herbalife International, Inc.
12.25%, 04/15/2029 (a)	135,000	141,704
4.88%, 06/01/2029 (a)	100,000	68,143
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	151,000	157,120
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/2031 (a)	90,000	85,678
10.75%, 06/30/2032 (a)	85,000	75,502
Lamb Weston Holdings, Inc.
4.88%, 05/15/2028 (a)	90,000	88,069
4.13%, 01/31/2030 (a)	160,000	148,000
4.38%, 01/31/2032 (a)	115,000	104,758
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	176,000	174,773
4.25%, 08/01/2029 (a)	156,000	146,997
6.13%, 09/15/2032 (a)	166,000	166,485
Perrigo Finance Unlimited Co.
4.90%, 06/15/2030 (d)	125,000	117,943
6.13%, 09/30/2032	125,000	122,922
Pilgrim's Pride Corp.
4.25%, 04/15/2031	151,000	140,177
3.50%, 03/01/2032	150,000	130,148
6.25%, 07/01/2033	166,000	169,552
6.88%, 05/15/2034	85,000	90,549
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	206,000	201,676
4.63%, 04/15/2030 (a)	221,000	205,530
4.50%, 09/15/2031 (a)	161,000	145,600
6.25%, 02/15/2032 (a)(b)	166,000	166,324
6.38%, 03/01/2033 (a)	201,000	197,457
6.25%, 10/15/2034 (a)	100,000	97,603
Prestige Brands, Inc.
5.13%, 01/15/2028 (a)	70,000	69,038
3.75%, 04/01/2031 (a)	85,000	75,894
US Foods, Inc.
6.88%, 09/15/2028 (a)	85,000	87,106
4.75%, 02/15/2029 (a)	135,000	130,321
4.63%, 06/01/2030 (a)	85,000	80,353
7.25%, 01/15/2032 (a)	85,000	88,253
5.75%, 04/15/2033 (a)	75,000	73,074
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	221,000	215,145
8.13%, 08/15/2029	130,000	131,603
3.20%, 04/15/2030	85,000	70,491
		5,795,411

Energy - 11.7%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (a)	145,000	148,819
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 03/01/2027 (a)	110,000	110,000
5.75%, 01/15/2028 (a)	110,000	109,648
5.38%, 06/15/2029 (a)	125,000	122,178
6.63%, 02/01/2032 (a)	100,000	101,934
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (a)	135,000	135,462
6.63%, 09/01/2032 (a)	115,000	116,538
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
8.25%, 12/31/2028 (a)	85,000	86,955
6.63%, 10/15/2032 (a)	55,000	55,385
Baytex Energy Corp.
8.50%, 04/30/2030 (a)	135,000	138,712
7.38%, 03/15/2032 (a)	95,000	93,326
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.00%, 07/15/2029 (a)	85,000	87,473
7.25%, 07/15/2032 (a)	85,000	88,602
Buckeye Partners LP
3.95%, 12/01/2026	15,000	14,603
4.13%, 12/01/2027	70,000	67,193
4.50%, 03/01/2028 (a)	90,000	86,728
6.88%, 07/01/2029 (a)	50,000	51,162
6.75%, 02/01/2030 (a)	70,000	71,205
California Resources Corp., 8.25%, 06/15/2029 (a)	125,000	128,604
CITGO Petroleum Corp.
6.38%, 06/15/2026 (a)	85,000	85,273
8.38%, 01/15/2029 (a)	181,000	187,495
Civitas Resources, Inc.
5.00%, 10/15/2026 (a)	70,000	69,623
8.38%, 07/01/2028 (a)	201,000	210,497
8.63%, 11/01/2030 (a)	141,000	149,370
8.75%, 07/01/2031 (a)(b)	166,000	174,964
CNX Resources Corp.
6.00%, 01/15/2029 (a)	85,000	83,980
7.38%, 01/15/2031 (a)	85,000	86,990
7.25%, 03/01/2032 (a)	65,000	66,251
Comstock Resources, Inc.
6.75%, 03/01/2029 (a)	201,000	197,581
5.88%, 01/15/2030 (a)	160,000	151,400
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031 (a)	156,000	150,154
7.50%, 12/15/2033 (a)	85,000	89,816
Crescent Energy Finance LLC
9.25%, 02/15/2028 (a)	81,000	84,835
7.63%, 04/01/2032 (a)	115,000	115,862
7.38%, 01/15/2033 (a)	125,000	124,375
CVR Energy, Inc., 8.50%, 01/15/2029 (a)(b)	100,000	97,848
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 06/01/2028 (a)	70,000	70,200
8.63%, 03/15/2029 (a)	96,000	100,308
DT Midstream, Inc.
4.13%, 06/15/2029 (a)	181,000	170,706
4.38%, 06/15/2031 (a)	166,000	153,558
eG Global Finance PLC, 12.00%, 11/30/2028 (a)	171,000	191,913
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028 (a)	115,000	117,645
8.75%, 05/01/2031 (a)	85,000	90,204
Energean Israel Finance Ltd.
4.88%, 03/30/2026 (a)	100,000	99,000
5.38%, 03/30/2028 (a)	45,000	43,117
5.88%, 03/30/2031 (a)	100,000	92,000
8.50%, 09/30/2033 (a)	125,000	129,080
Energy Transfer LP
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	135,000	142,077
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054 (b)	70,000	71,683
EQM Midstream Partners LP
7.50%, 06/01/2027 (a)	85,000	87,125
6.50%, 07/01/2027 (a)	150,000	153,035
4.50%, 01/15/2029 (a)	125,000	120,423
6.38%, 04/01/2029 (a)	100,000	101,575
7.50%, 06/01/2030 (a)	85,000	91,588
4.75%, 01/15/2031 (a)	181,000	172,169
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 01/15/2027	58,000	58,942
7.75%, 02/01/2028	115,000	116,281
8.25%, 01/15/2029	100,000	102,404
8.88%, 04/15/2030	85,000	87,975
7.88%, 05/15/2032	115,000	115,072
8.00%, 05/15/2033	80,000	80,200
Global Partners LP / GLP Finance Corp.
7.00%, 08/01/2027	70,000	70,421
8.25%, 01/15/2032 (a)	75,000	78,208
Harvest Midstream I LP
7.50%, 09/01/2028 (a)	135,000	137,822
7.50%, 05/15/2032 (a)	85,000	88,488
Hess Midstream Operations LP
5.63%, 02/15/2026 (a)	130,000	130,033
5.13%, 06/15/2028 (a)	90,000	88,551
6.50%, 06/01/2029 (a)	95,000	96,829
4.25%, 02/15/2030 (a)	125,000	116,772
5.50%, 10/15/2030 (a)	65,000	64,188
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028 (a)	100,000	99,313
5.75%, 02/01/2029 (a)	100,000	97,058
6.00%, 04/15/2030 (a)	85,000	82,340
6.00%, 02/01/2031 (a)	95,000	90,319
6.25%, 04/15/2032 (a)	90,000	85,502
8.38%, 11/01/2033 (a)	100,000	104,383
6.88%, 05/15/2034 (a)	85,000	81,815
7.25%, 02/15/2035 (a)	170,000	165,940
Howard Midstream Energy Partners LLC
8.88%, 07/15/2028 (a)	90,000	95,069
7.38%, 07/15/2032 (a)	100,000	104,004
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	171,000	159,969
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	135,000	137,700
5.88%, 06/15/2030 (a)	166,000	164,682
Leviathan Bond Ltd., 6.50%, 06/30/2027 (a)	76,000	75,104
Matador Resources Co.
6.88%, 04/15/2028 (a)	85,000	86,504
6.50%, 04/15/2032 (a)	150,000	150,562
6.25%, 04/15/2033 (a)	125,000	122,903
Murphy Oil USA, Inc., 4.75%, 09/15/2029	80,000	76,589
Nabors Industries, Inc.
7.38%, 05/15/2027 (a)	115,000	115,967
9.13%, 01/31/2030 (a)	110,000	114,115
8.88%, 08/15/2031 (a)	90,000	85,341
New Fortress Energy, Inc., 6.50%, 09/30/2026 (a)	71,000	69,225
NFE Financing LLC, 12.00%, 11/15/2029 (a)	400,000	417,067
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (a)	150,000	153,992
8.38%, 02/15/2032 (a)	136,000	139,669
Noble Finance II LLC, 8.00%, 04/15/2030 (a)	196,000	198,915
Northern Oil & Gas, Inc.
8.13%, 03/01/2028 (a)	115,000	116,830
8.75%, 06/15/2031 (a)	85,000	88,974
NuStar Logistics LP
6.00%, 06/01/2026	85,000	85,474
5.63%, 04/28/2027	90,000	90,003
6.38%, 10/01/2030	100,000	101,819
Parkland Corp.
5.88%, 07/15/2027 (a)	85,000	84,915
4.50%, 10/01/2029 (a)	51,000	47,924
4.63%, 05/01/2030 (a)	136,000	126,610
6.63%, 08/15/2032 (a)	85,000	85,135
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 02/15/2028	135,000	132,750
7.88%, 09/15/2030 (a)	85,000	84,865
Permian Resources Operating LLC
8.00%, 04/15/2027 (a)	90,000	92,138
5.88%, 07/01/2029 (a)	115,000	114,063
9.88%, 07/15/2031 (a)	58,000	63,629
7.00%, 01/15/2032 (a)	166,000	170,278
6.25%, 02/01/2033 (a)	166,000	166,104
Range Resources Corp.
8.25%, 01/15/2029	100,000	102,912
4.75%, 02/15/2030 (a)	85,000	80,686
Rockies Express Pipeline LLC, 4.95%, 07/15/2029 (a)	90,000	86,330
SM Energy Co.
6.75%, 09/15/2026	70,000	69,956
6.63%, 01/15/2027	70,000	69,808
6.50%, 07/15/2028	70,000	69,908
6.75%, 08/01/2029 (a)	115,000	115,154
7.00%, 08/01/2032 (a)	125,000	124,706
South Bow Canadian Infrastructure Holdings Ltd.
7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055 (a)	110,000	113,284
7.63% to 03/01/2030 then 5 yr. CMT Rate + 3.95%, 03/01/2055 (a)	75,000	77,072
Sunoco LP
7.00%, 05/01/2029 (a)	125,000	129,375
7.25%, 05/01/2032 (a)	125,000	130,578
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027	100,000	100,053
5.88%, 03/15/2028	70,000	70,087
7.00%, 09/15/2028 (a)	85,000	87,341
4.50%, 05/15/2029	110,000	105,021
4.50%, 04/30/2030	135,000	127,160
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.00%, 03/01/2027 (a)	75,000	74,797
5.50%, 01/15/2028 (a)	125,000	122,031
7.38%, 02/15/2029 (a)	135,000	137,774
6.00%, 12/31/2030 (a)	125,000	120,683
Talos Production, Inc.
9.00%, 02/01/2029 (a)	100,000	103,909
9.38%, 02/01/2031 (a)	100,000	103,946
Transocean Titan Financing Ltd., 8.38%, 02/01/2028 (a)	85,000	87,154
Transocean, Inc.
8.00%, 02/01/2027 (a)	85,000	85,000
8.25%, 05/15/2029 (a)	150,000	150,347
8.75%, 02/15/2030 (a)	98,600	102,667
8.50%, 05/15/2031 (a)	150,000	150,675
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 09/01/2027	100,000	100,728
7.13%, 03/15/2029 (a)	166,000	169,740
Valaris Ltd., 8.38%, 04/30/2030 (a)	181,000	185,977
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (a)	106,000	98,050
6.25%, 01/15/2030 (a)	141,000	143,644
4.13%, 08/15/2031 (a)	176,000	159,060
3.88%, 11/01/2033 (a)	176,000	151,272
Venture Global LNG, Inc.
8.13%, 06/01/2028 (a)	322,000	335,283
9.50%, 02/01/2029 (a)	373,000	415,869
7.00%, 01/15/2030 (a)(b)	226,000	230,983
8.38%, 06/01/2031 (a)	262,000	275,718
9.88%, 02/01/2032 (a)	307,000	338,228
Vital Energy, Inc., 7.88%, 04/15/2032 (a)	141,000	139,061
Weatherford International Ltd., 8.63%, 04/30/2030 (a)	241,000	248,953
		18,386,971

Financials - 12.8%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 02/01/2029 (a)	155,000	160,658
4.25%, 02/15/2029 (a)	115,000	108,860
8.50%, 06/15/2029 (a)	85,000	89,051
6.00%, 08/01/2029 (a)	85,000	81,913
7.50%, 11/06/2030 (a)	181,000	187,127
AG Issuer LLC, 6.25%, 03/01/2028 (a)	85,000	84,878
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (a)	85,000	88,257
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.25%, 10/15/2027 (a)	125,000	120,899
6.75%, 10/15/2027 (a)	196,000	195,277
6.75%, 04/15/2028 (a)	191,000	192,719
5.88%, 11/01/2029 (a)	75,000	72,183
7.00%, 01/15/2031 (a)	216,000	219,510
6.50%, 10/01/2031 (a)	166,000	166,322
7.38%, 10/01/2032 (a)	115,000	117,358
Ally Financial, Inc.
6.70%, 02/14/2033 (b)	85,000	87,062
6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	70,000	69,050
AmWINS Group, Inc.
6.38%, 02/15/2029 (a)	125,000	126,449
4.88%, 06/30/2029 (a)	130,000	123,517
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 04/15/2030 (a)(b)	120,000	109,724
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 5.75%, 01/15/2029 (a)	140,000	114,297
Ardonagh Finco Ltd., 7.75%, 02/15/2031 (a)	125,000	128,713
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032 (a)	166,000	171,843
Aretec Group, Inc.
7.50%, 04/01/2029 (a)	70,000	70,210
10.00%, 08/15/2030 (a)	101,000	111,066
AssuredPartners, Inc.
5.63%, 01/15/2029 (a)	75,000	75,872
7.50%, 02/15/2032 (a)	85,000	91,970
Block, Inc.
2.75%, 06/01/2026	151,000	147,002
3.50%, 06/01/2031	146,000	130,023
6.50%, 05/15/2032 (a)	297,000	303,706
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (a)	327,000	342,304
Brandywine Operating Partnership LP
3.95%, 11/15/2027	75,000	70,936
8.88%, 04/12/2029	65,000	69,417
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
5.75%, 05/15/2026 (a)	155,000	153,256
4.50%, 04/01/2027 (a)	125,000	119,936
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	65,000	64,675
9.25%, 07/01/2031 (a)	110,000	117,928
Coinbase Global, Inc.
3.38%, 10/01/2028 (a)	141,000	127,849
3.63%, 10/01/2031 (a)	120,000	103,438
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (a)	141,000	136,645
Credit Acceptance Corp.
6.63%, 03/15/2026	65,000	65,081
9.25%, 12/15/2028 (a)	100,000	106,671
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (a)	110,000	110,948
8.88%, 09/01/2031 (a)	75,000	80,810
Encore Capital Group, Inc.
9.25%, 04/01/2029 (a)	85,000	91,197
8.50%, 05/15/2030 (a)	85,000	90,000
FirstCash, Inc.
4.63%, 09/01/2028 (a)	85,000	81,196
5.63%, 01/01/2030 (a)(b)	90,000	88,094
6.88%, 03/01/2032 (a)	85,000	86,185
Focus Financial Partners LLC, 6.75%, 09/15/2031 (a)	151,000	151,566
Freedom Mortgage Corp.
7.63%, 05/01/2026 (a)	85,000	85,331
6.63%, 01/15/2027 (a)	90,000	90,147
12.00%, 10/01/2028 (a)	135,000	147,074
12.25%, 10/01/2030 (a)	90,000	100,432
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029 (a)	161,000	168,069
9.13%, 05/15/2031 (a)	120,000	124,200
FWD Group Holdings Ltd., 8.40%, 04/05/2029 (a)	150,000	157,425
GGAM Finance Ltd.
7.75%, 05/15/2026 (a)	70,000	71,183
8.00%, 02/15/2027 (a)	55,000	56,719
8.00%, 06/15/2028 (a)	75,000	78,938
6.88%, 04/15/2029 (a)	65,000	66,454
5.88%, 03/15/2030 (a)	65,000	64,499
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	156,000	160,346
Global Atlantic Fin Co.
4.70% to 10/15/2026 then 5 yr. CMT Rate + 3.80%, 10/15/2051 (a)	110,000	106,054
7.95% to 10/15/2029 then 5 yr. CMT Rate + 3.61%, 10/15/2054 (a)	100,000	104,556
goeasy Ltd.
9.25%, 12/01/2028 (a)	90,000	96,105
7.63%, 07/01/2029 (a)	100,000	103,163
6.88%, 05/15/2030 (a)	70,000	70,963
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031 (a)	166,000	169,826
8.13%, 02/15/2032 (a)	85,000	87,029
HUB International Ltd.
5.63%, 12/01/2029 (a)	75,000	73,492
7.25%, 06/15/2030 (a)(b)	428,000	442,492
7.38%, 01/31/2032 (a)	291,000	298,857
Hudson Pacific Properties LP
3.95%, 11/01/2027	70,000	63,735
4.65%, 04/01/2029	85,000	68,149
3.25%, 01/15/2030	65,000	47,255
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 05/15/2026	124,000	123,769
5.25%, 05/15/2027 (b)	221,000	214,066
9.75%, 01/15/2029	110,000	112,611
4.38%, 02/01/2029	95,000	81,748
10.00%, 11/15/2029 (a)	80,000	81,700
9.00%, 06/15/2030	135,000	132,642
Intesa Sanpaolo SpA, 4.20% to 06/01/2031 then 1 yr. CMT Rate + 2.60%, 06/01/2032 (a)	125,000	110,934
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (a)	125,000	116,219
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029 (a)	100,000	94,476
7.13%, 04/30/2031 (a)	205,000	211,919
6.13%, 11/01/2032 (a)	155,000	154,003
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.00%, 08/15/2028 (a)	166,000	157,603
6.63%, 10/15/2031 (a)	75,000	75,416
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030 (a)	120,000	127,372
10.50%, 12/15/2030 (a)	85,000	91,972
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	85,000	78,520
4.75%, 02/01/2030	100,000	89,855
5.00%, 03/01/2031	100,000	88,088
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (a)	100,000	97,125
4.75%, 06/15/2029 (a)	90,000	85,652
7.00%, 07/15/2031 (a)	85,000	87,444
Liberty Mutual Group, Inc.
4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.32%, 12/15/2051 (a)	95,000	90,904
4.30%, 02/01/2061 (a)	135,000	84,780
Midcap Financial Issuer Trust
6.50%, 05/01/2028 (a)	166,000	163,422
5.63%, 01/15/2030 (a)	65,000	60,822
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026 (b)	85,000	84,936
5.00%, 10/15/2027 (b)	236,000	211,220
4.63%, 08/01/2029	150,000	114,553
3.50%, 03/15/2031	191,000	127,930
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026 (a)	85,000	84,456
6.00%, 01/15/2027 (a)	100,000	99,846
5.50%, 08/15/2028 (a)	140,000	137,222
6.50%, 08/01/2029 (a)	100,000	100,654
5.13%, 12/15/2030 (a)	110,000	103,779
5.75%, 11/15/2031 (a)	80,000	77,180
7.13%, 02/01/2032 (a)	166,000	170,575
Navient Corp.
6.75%, 06/15/2026	85,000	86,275
5.00%, 03/15/2027	115,000	112,988
4.88%, 03/15/2028	85,000	81,707
5.50%, 03/15/2029	125,000	119,667
9.38%, 07/25/2030	85,000	92,264
11.50%, 03/15/2031	85,000	96,342
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	201,000	219,096
OneMain Finance Corp.
7.13%, 03/15/2026	216,000	220,344
3.50%, 01/15/2027	105,000	101,149
6.63%, 01/15/2028	135,000	137,250
3.88%, 09/15/2028	50,000	46,625
9.00%, 01/15/2029	150,000	159,281
6.63%, 05/15/2029	145,000	147,332
5.38%, 11/15/2029	125,000	121,084
7.88%, 03/15/2030	115,000	120,625
4.00%, 09/15/2030	140,000	125,181
7.50%, 05/15/2031	125,000	129,908
7.13%, 11/15/2031	125,000	128,438
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	383,000	392,046
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028 (a)	120,000	118,608
4.88%, 05/15/2029 (a)	125,000	119,217
7.00%, 02/01/2030 (a)	90,000	91,969
PennyMac Financial Services, Inc.
4.25%, 02/15/2029 (a)	30,000	28,050
7.88%, 12/15/2029 (a)	130,000	136,162
7.13%, 11/15/2030 (a)	95,000	97,114
5.75%, 09/15/2031 (a)	85,000	81,600
PRA Group, Inc., 8.88%, 01/31/2030 (a)	70,000	73,234
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027	100,000	97,961
7.25%, 07/15/2028 (a)	65,000	67,429
4.50%, 02/15/2029 (a)	100,000	95,409
6.50%, 04/01/2032 (a)	166,000	167,067
RLJ Lodging Trust LP
3.75%, 07/01/2026 (a)	85,000	83,195
4.00%, 09/15/2029 (a)	70,000	64,172
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026 (a)	166,000	158,323
3.63%, 03/01/2029 (a)	125,000	114,068
3.88%, 03/01/2031 (a)	206,000	182,112
4.00%, 10/15/2033 (a)	140,000	118,437
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/2026 (a)	75,000	74,189
6.75%, 08/15/2032 (a)	181,000	185,688
Starwood Property Trust, Inc.
3.63%, 07/15/2026 (a)	65,000	63,014
4.38%, 01/15/2027 (a)	75,000	72,668
7.25%, 04/01/2029 (a)	90,000	92,981
6.00%, 04/15/2030 (a)	65,000	64,074
6.50%, 07/01/2030 (a)	80,000	80,774
Synchrony Financial, 7.25%, 02/02/2033	125,000	130,693
UniCredit SpA
5.86% to 06/19/2027 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032 (a)	166,000	166,043
7.30% to 04/02/2029 then 5 yr. Mid Swap Rate USD + 4.91%, 04/02/2034 (a)	181,000	189,661
5.46% to 06/30/2030 then 5 yr. CMT Rate + 4.75%, 06/30/2035 (a)	221,000	215,249
United Wholesale Mortgage LLC
5.75%, 06/15/2027 (a)	85,000	84,549
5.50%, 04/15/2029 (a)	65,000	63,009
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 01/15/2030 (a)	125,000	109,894
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
10.50%, 02/15/2028 (a)	452,000	483,358
4.75%, 04/15/2028 (a)	100,000	95,014
6.50%, 02/15/2029 (a)	201,000	183,161
		20,117,302

Health Care - 8.4%
AdaptHealth LLC
4.63%, 08/01/2029 (a)	95,000	87,205
5.13%, 03/01/2030 (a)	90,000	83,228
Avantor Funding, Inc.
4.63%, 07/15/2028 (a)	226,000	218,323
3.88%, 11/01/2029 (a)	140,000	129,675
Bausch + Lomb Corp., 8.38%, 10/01/2028 (a)	206,000	215,911
Bausch Health Americas, Inc.
9.25%, 04/01/2026 (a)	100,000	96,750
8.50%, 01/31/2027 (a)	95,000	81,225
Bausch Health Cos., Inc.
6.13%, 02/01/2027 (a)	166,000	151,475
5.75%, 08/15/2027 (a)	100,000	88,220
5.00%, 01/30/2028 (a)	75,000	50,813
4.88%, 06/01/2028 (a)	266,000	218,465
11.00%, 09/30/2028 (a)	276,000	259,143
6.25%, 02/15/2029 (a)	131,000	80,359
5.25%, 01/30/2030 (a)(b)	116,000	62,203
Charles River Laboratories International, Inc.
4.25%, 05/01/2028 (a)	85,000	81,429
3.75%, 03/15/2029 (a)	85,000	78,584
4.00%, 03/15/2031 (a)	85,000	76,394
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027 (a)	256,000	248,192
8.00%, 12/15/2027 (a)	115,000	114,137
6.88%, 04/01/2028 (a)	95,000	67,893
6.00%, 01/15/2029 (a)	115,000	104,974
6.88%, 04/15/2029 (a)	221,000	151,467
6.13%, 04/01/2030 (a)	186,000	121,811
5.25%, 05/15/2030 (a)(b)	236,000	201,190
4.75%, 02/15/2031 (a)	161,000	131,416
10.88%, 01/15/2032 (a)	347,000	357,410
CVS Health Corp.
0.00% to 12/10/2034 then 5 yr. CMT Rate + 2.52%, 12/10/2054	100,000	98,663
7.00% to 03/10/2030 then 5 yr. CMT Rate + 2.89%, 03/10/2055	330,000	333,201
DaVita, Inc.
4.63%, 06/01/2030 (a)	412,000	383,382
3.75%, 02/15/2031 (a)	246,000	216,480
6.88%, 09/01/2032 (a)	151,000	153,076
Encompass Health Corp.
4.50%, 02/01/2028	135,000	131,832
4.75%, 02/01/2030	131,000	125,795
4.63%, 04/01/2031	65,000	60,800
Endo Finance Holdings, Inc., 8.50%, 04/15/2031 (a)	141,000	150,864
Hologic, Inc.
4.63%, 02/01/2028 (a)	70,000	68,481
3.25%, 02/15/2029 (a)	155,000	142,403
IQVIA, Inc.
5.00%, 10/15/2026 (a)	176,000	175,326
5.00%, 05/15/2027 (a)	181,000	179,173
6.50%, 05/15/2030 (a)	85,000	86,808
Jazz Securities DAC, 4.38%, 01/15/2029 (a)	221,000	210,593
LifePoint Health, Inc.
5.38%, 01/15/2029 (a)	85,000	75,225
9.88%, 08/15/2030 (a)	135,000	144,112
11.00%, 10/15/2030 (a)	181,000	199,666
8.38%, 02/15/2032 (a)	100,000	100,875
10.00%, 06/01/2032 (a)	135,000	130,866
Medline Borrower LP
3.88%, 04/01/2029 (a)	674,000	628,662
5.25%, 10/01/2029 (a)	367,000	355,531
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	226,000	229,887
Molina Healthcare, Inc.
4.38%, 06/15/2028 (a)	135,000	129,938
3.88%, 11/15/2030 (a)	110,000	99,510
3.88%, 05/15/2032 (a)	100,000	87,965
6.25%, 01/15/2033 (a)	120,000	119,100
MPH Acquisition Holdings LLC
5.75%, 12/31/2030 (a)	84,122	67,297
11.50% (includes 5.00% PIK), 12/31/2030 (a)	43,934	37,783
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028 (a)	322,000	305,497
5.13%, 04/30/2031 (a)	302,000	272,932
6.75%, 05/15/2034 (a)	85,000	85,452
7.88%, 05/15/2034 (a)	85,000	86,616
Owens & Minor, Inc.
4.50%, 03/31/2029 (a)	90,000	81,852
6.63%, 04/01/2030 (a)	90,000	86,673
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)	231,000	219,416
Radiology Partners, Inc.
7.78% (includes 3.50% PIK), 01/31/2029 (a)	122,100	121,184
9.78% (includes 9.78% PIK), 02/15/2030 (a)	95,000	89,419
Star Parent, Inc., 9.00%, 10/01/2030 (a)	146,000	153,483
Teleflex, Inc.
4.63%, 11/15/2027	71,000	69,778
4.25%, 06/01/2028 (a)	80,000	76,877
Tenet Healthcare Corp.
6.25%, 02/01/2027	226,000	226,486
5.13%, 11/01/2027	221,000	218,514
4.63%, 06/15/2028	100,000	96,783
6.13%, 10/01/2028 (b)	377,000	377,151
4.25%, 06/01/2029	231,000	218,369
4.38%, 01/15/2030	226,000	211,242
6.13%, 06/15/2030	302,000	303,797
6.75%, 05/15/2031	176,000	180,083
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	461,000	446,626
4.75%, 05/09/2027	166,000	163,172
6.75%, 03/01/2028	181,000	186,218
5.13%, 05/09/2029	141,000	137,977
7.88%, 09/15/2029	100,000	108,075
8.13%, 09/15/2031	85,000	95,050
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (a)	145,000	147,537
		13,247,445

Industrials - 8.4%
ADT Security Corp., 4.13%, 08/01/2029 (a)	141,000	132,004
Air Canada, 3.88%, 08/15/2026 (a)	176,000	171,750
Albion Financing 1 SARL / Aggreko Holdings, Inc., 6.13%, 10/15/2026 (a)	95,000	95,224
Albion Financing 2 Sarl, 8.75%, 04/15/2027 (a)	75,000	76,406
Allison Transmission, Inc.
4.75%, 10/01/2027 (a)	70,000	68,565
5.88%, 06/01/2029 (a)	85,000	84,979
3.75%, 01/30/2031 (a)	151,000	134,781
Amentum Holdings, Inc., 7.25%, 08/01/2032 (a)	166,000	168,283
Arcosa, Inc.
4.38%, 04/15/2029 (a)	70,000	66,054
6.88%, 08/15/2032 (a)	100,000	102,414
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030 (a)	100,000	103,125
Bombardier, Inc.
7.88%, 04/15/2027 (a)	114,000	114,199
6.00%, 02/15/2028 (a)	125,000	124,488
7.50%, 02/01/2029 (a)	125,000	129,781
8.75%, 11/15/2030 (a)	125,000	134,606
7.25%, 07/01/2031 (a)	125,000	128,688
7.00%, 06/01/2032 (a)	125,000	127,432
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (a)	196,000	201,956
Brink's Co.
4.63%, 10/15/2027 (a)	100,000	97,400
6.50%, 06/15/2029 (a)	70,000	71,400
6.75%, 06/15/2032 (a)	65,000	66,271
Builders FirstSource, Inc.
5.00%, 03/01/2030 (a)	90,000	86,175
4.25%, 02/01/2032 (a)	201,000	180,828
6.38%, 06/15/2032 (a)	115,000	116,566
6.38%, 03/01/2034 (a)(b)	141,000	141,935
Chart Industries, Inc.
7.50%, 01/01/2030 (a)	141,000	147,232
9.50%, 01/01/2031 (a)	85,000	91,501
Clean Harbors, Inc.
4.88%, 07/15/2027 (a)	90,000	88,891
6.38%, 02/01/2031 (a)	85,000	85,917
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029 (a)	75,000	74,700
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030 (a)	412,000	416,477
6.75%, 07/15/2031 (a)	85,000	86,289
EquipmentShare.com, Inc.
9.00%, 05/15/2028 (a)	171,000	180,395
8.63%, 05/15/2032 (a)	100,000	106,645
8.00%, 03/15/2033 (a)	85,000	88,364
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/2028 (a)	141,000	137,828
7.88%, 12/01/2030 (a)	85,000	88,575
7.00%, 05/01/2031 (a)	115,000	116,635
7.00%, 06/15/2032 (a)	135,000	136,688
5.88%, 04/15/2033 (a)	50,000	47,808
FXI Holdings, Inc.
12.25%, 11/15/2026 (a)	130,000	124,682
12.25%, 11/15/2026 (a)	85,000	81,710
GEO Group, Inc.
8.63%, 04/15/2029	110,000	116,204
10.25%, 04/15/2031	95,000	104,130
GFL Environmental, Inc.
5.13%, 12/15/2026 (a)	85,000	84,716
4.00%, 08/01/2028 (a)	125,000	118,991
3.50%, 09/01/2028 (a)	90,000	84,869
4.75%, 06/15/2029 (a)	125,000	120,531
4.38%, 08/15/2029 (a)	90,000	85,011
6.75%, 01/15/2031 (a)	91,000	94,412
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (a)	186,000	185,698
Herc Holdings, Inc.
5.50%, 07/15/2027 (a)	96,000	95,593
6.63%, 06/15/2029 (a)	135,000	137,867
Hillenbrand, Inc., 6.25%, 02/15/2029	85,000	85,510
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	151,000	158,361
Madison IAQ LLC
4.13%, 06/30/2028 (a)	105,000	100,415
5.88%, 06/30/2029 (a)	171,000	164,502
Pike Corp.
5.50%, 09/01/2028 (a)	120,000	117,399
8.63%, 01/31/2031 (a)	70,000	74,800
Reworld Holding Corp.
4.88%, 12/01/2029 (a)	125,000	116,714
5.00%, 09/01/2030	55,000	51,104
Ritchie Bros Holdings, Inc.
6.75%, 03/15/2028 (a)	90,000	92,218
7.75%, 03/15/2031 (a)	135,000	142,048
RR Donnelley & Sons Co.
9.50%, 08/01/2029 (a)	176,000	181,280
10.88%, 08/01/2029 (a)	85,000	87,125
Sensata Technologies BV
4.00%, 04/15/2029 (a)	161,000	149,050
5.88%, 09/01/2030 (a)	85,000	83,650
Sensata Technologies, Inc.
4.38%, 02/15/2030 (a)	75,000	69,469
3.75%, 02/15/2031 (a)	120,000	105,848
6.63%, 07/15/2032 (a)	85,000	85,706
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	120,000	115,760
9.38%, 11/30/2029 (a)	150,000	161,343
9.75%, 11/15/2030 (a)	176,000	194,468
Terex Corp.
5.00%, 05/15/2029 (a)	100,000	96,369
6.25%, 10/15/2032 (a)	115,000	113,653
TK Elevator Holdco GmbH, 7.63%, 07/15/2028 (a)	65,000	65,464
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	236,000	233,345
TransDigm, Inc.
5.50%, 11/15/2027 (b)	402,000	397,806
6.75%, 08/15/2028 (a)	322,000	327,200
4.63%, 01/15/2029	171,000	161,839
6.38%, 03/01/2029 (a)	357,000	361,218
4.88%, 05/01/2029	125,000	118,623
6.88%, 12/15/2030 (a)	211,000	215,721
7.13%, 12/01/2031 (a)	166,000	171,672
6.63%, 03/01/2032 (a)	337,000	343,033
6.00%, 01/15/2033 (a)	221,000	217,656
United Rentals North America, Inc.
5.50%, 05/15/2027	75,000	75,000
3.88%, 11/15/2027	125,000	120,609
4.88%, 01/15/2028	251,000	247,549
5.25%, 01/15/2030	125,000	123,362
4.00%, 07/15/2030	75,000	69,476
3.88%, 02/15/2031	176,000	159,912
3.75%, 01/15/2032	125,000	111,013
6.13%, 03/15/2034 (a)	181,000	181,323
WESCO Distribution, Inc.
7.25%, 06/15/2028 (a)	196,000	199,675
6.38%, 03/15/2029 (a)	150,000	152,793
6.63%, 03/15/2032 (a)	140,000	143,218
Wrangler Holdco Corp., 6.63%, 04/01/2032 (a)	85,000	86,794
XPO, Inc.
7.13%, 06/01/2031 (a)	75,000	77,480
7.13%, 02/01/2032 (a)	95,000	98,240
		13,260,482

Information Technology - 4.9%
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (a)	367,000	355,073
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (a)	125,000	121,353
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (a)	125,000	118,750
Clarivate Science Holdings Corp.
3.88%, 07/01/2028 (a)	130,000	121,909
4.88%, 07/01/2029 (a)	130,000	121,631
Cloud Software Group, Inc.
6.50%, 03/31/2029 (a)	594,000	582,482
9.00%, 09/30/2029 (a)	568,000	581,798
8.25%, 06/30/2032 (a)	301,000	312,945
CommScope LLC
6.00%, 03/01/2026 (a)	221,000	220,713
8.25%, 03/01/2027 (a)	141,000	134,609
7.13%, 07/01/2028 (a)	125,000	113,669
4.75%, 09/01/2029 (a)	191,000	169,990
CommScope Technologies LLC, 5.00%, 03/15/2027 (a)	110,000	99,454
Entegris, Inc.
4.38%, 04/15/2028 (a)	70,000	67,375
4.75%, 04/15/2029 (a)	237,000	228,905
5.95%, 06/15/2030 (a)	125,000	124,495
Fair Isaac Corp.
5.25%, 05/15/2026 (a)	65,000	65,089
4.00%, 06/15/2028 (a)	150,000	142,920
Gen Digital, Inc.
6.75%, 09/30/2027 (a)	125,000	127,186
7.13%, 09/30/2030 (a)	100,000	102,782
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 8.75%, 05/01/2029 (a)	115,000	118,506
Imola Merger Corp., 4.75%, 05/15/2029 (a)	302,000	287,643
ION Trading Technologies Sarl
5.75%, 05/15/2028 (a)	75,000	70,687
9.50%, 05/30/2029 (a)	130,000	135,850
McAfee Corp., 7.38%, 02/15/2030 (a)	302,000	297,751
NCR Voyix Corp., 5.00%, 10/01/2028 (a)	25,000	24,096
Newfold Digital Holdings Group, Inc., 11.75%, 10/15/2028 (a)	76,000	60,325
Open Text Corp.
3.88%, 02/15/2028 (a)	150,000	142,420
3.88%, 12/01/2029 (a)	140,000	128,516
Open Text Holdings, Inc.
4.13%, 02/15/2030 (a)	150,000	137,974
4.13%, 12/01/2031 (a)	90,000	80,393
Rocket Software, Inc.
9.00%, 11/28/2028 (a)	135,000	139,981
6.50%, 02/15/2029 (a)	110,000	104,569
Seagate HDD Cayman
4.88%, 06/01/2027	90,000	88,650
4.09%, 06/01/2029	90,000	84,822
8.25%, 12/15/2029	85,000	91,114
8.50%, 07/15/2031	85,000	90,928
9.63%, 12/01/2032	125,000	142,085
SS&C Technologies, Inc.
5.50%, 09/30/2027 (a)	302,000	300,992
6.50%, 06/01/2032 (a)	125,000	127,063
Twilio, Inc.
3.63%, 03/15/2029	85,000	79,051
3.88%, 03/15/2031	85,000	77,134
UKG, Inc., 6.88%, 02/01/2031 (a)	357,000	364,411
Viasat, Inc.
5.63%, 04/15/2027 (a)	100,000	97,162
7.50%, 05/30/2031 (a)	111,000	79,920
Western Digital Corp., 4.75%, 02/15/2026	357,000	355,463
Xerox Holdings Corp.
5.50%, 08/15/2028 (a)	125,000	106,562
8.88%, 11/30/2029 (a)	85,000	74,503
		7,801,699

Materials - 7.7%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	125,000	124,818
6.13%, 05/15/2028 (a)	85,000	85,519
4.13%, 03/31/2029 (a)	90,000	84,443
7.13%, 03/15/2031 (a)	125,000	129,702
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
6.00%, 06/15/2027 (a)	100,000	99,278
3.25%, 09/01/2028 (a)	100,000	90,290
4.00%, 09/01/2029 (a)	151,000	131,584
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.13%, 08/15/2026 (a)(b)	131,000	115,542
5.25%, 08/15/2027 (a)	271,000	151,218
Arsenal AIC Parent LLC
8.00%, 10/01/2030 (a)	115,000	119,226
11.50%, 10/01/2031 (a)	80,000	89,300
Avient Corp.
7.13%, 08/01/2030 (a)	120,000	123,164
6.25%, 11/01/2031 (a)	110,000	109,717
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/2031 (a)	85,000	88,408
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (a)	100,000	91,956
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/2027 (a)	85,000	83,406
Ball Corp.
6.88%, 03/15/2028	125,000	128,219
6.00%, 06/15/2029	166,000	167,577
2.88%, 08/15/2030	211,000	182,728
3.13%, 09/15/2031	110,000	94,331
Berry Global, Inc., 5.63%, 07/15/2027 (a)	85,000	85,003
Chemours Co.
5.38%, 05/15/2027	65,000	63,658
5.75%, 11/15/2028 (a)	130,000	123,336
4.63%, 11/15/2029 (a)	115,000	102,027
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	90,000	89,846
6.88%, 11/01/2029 (a)	130,000	130,355
6.75%, 04/15/2030 (a)	110,000	109,495
7.00%, 03/15/2032 (a)(b)	206,000	205,319
7.38%, 05/01/2033 (a)	155,000	154,307
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (a)	85,000	85,833
6.88%, 01/15/2030 (a)	90,000	91,430
8.75%, 04/15/2030 (a)	161,000	163,977
Constellium SE, 3.75%, 04/15/2029 (a)	70,000	63,800
Crown Americas LLC, 5.25%, 04/01/2030	85,000	82,989
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 09/30/2026	55,000	54,123
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	145,000	144,633
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/2027 (a)	100,000	97,530
5.88%, 04/15/2030 (a)	105,000	104,010
4.38%, 04/01/2031 (a)	246,000	224,350
6.13%, 04/15/2032 (a)	50,000	49,613
Graphic Packaging International LLC
3.50%, 03/15/2028 (a)	75,000	70,816
3.75%, 02/01/2030 (a)	70,000	64,008
6.38%, 07/15/2032 (a)	85,000	85,574
INEOS Finance PLC
6.75%, 05/15/2028 (a)	70,000	70,534
7.50%, 04/15/2029 (a)	105,000	107,066
Kaiser Aluminum Corp.
4.63%, 03/01/2028 (a)	85,000	81,948
4.50%, 06/01/2031 (a)	40,000	35,986
LABL, Inc.
10.50%, 07/15/2027 (a)	115,000	113,131
8.25%, 11/01/2029 (a)	65,000	55,713
8.63%, 10/01/2031 (a)	150,000	135,187
Magnera Corp., 7.25%, 11/15/2031 (a)	120,000	118,164
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (a)	397,000	404,567
9.25%, 04/15/2027 (a)	196,000	199,785
Mercer International, Inc., 5.13%, 02/01/2029	131,000	116,033
Methanex Corp.
5.13%, 10/15/2027	10,000	9,849
5.25%, 12/15/2029	115,000	112,073
Methanex US Operations, Inc., 6.25%, 03/15/2032 (a)	90,000	89,882
Mineral Resources Ltd.
8.13%, 05/01/2027 (a)	115,000	115,451
8.00%, 11/01/2027 (a)	100,000	102,282
9.25%, 10/01/2028 (a)	156,000	164,853
8.50%, 05/01/2030 (a)	100,000	103,477
NOVA Chemicals Corp.
5.25%, 06/01/2027 (a)	176,000	172,988
8.50%, 11/15/2028 (a)	65,000	69,065
4.25%, 05/15/2029 (a)	95,000	86,640
9.00%, 02/15/2030 (a)	110,000	117,299
7.00%, 12/01/2031 (a)	40,000	40,920
Novelis Corp.
3.25%, 11/15/2026 (a)	125,000	120,922
4.75%, 01/30/2030 (a)	241,000	226,239
3.88%, 08/15/2031 (a)	110,000	96,388
Novelis, Inc., 6.88%, 01/30/2030 (a)	100,000	102,375
OI European Group BV, 4.75%, 02/15/2030 (a)	75,000	68,056
Olin Corp.
5.13%, 09/15/2027 (b)	85,000	84,067
5.63%, 08/01/2029	110,000	106,837
5.00%, 02/01/2030	85,000	80,219
Olympus Water US Holding Corp.
4.25%, 10/01/2028 (a)	115,000	108,973
9.75%, 11/15/2028 (a)	246,000	260,298
6.25%, 10/01/2029 (a)	75,000	72,102
7.25%, 06/15/2031 (a)	110,000	112,132
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027 (a)	100,000	100,383
7.25%, 05/15/2031 (a)	115,000	112,240
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027 (a)	166,000	166,207
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028 (a)	156,000	151,086
6.63%, 05/01/2029 (a)	115,000	111,550
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	75,000	70,238
4.00%, 04/01/2031	75,000	66,446
4.38%, 02/01/2032	60,000	53,612
Sealed Air Corp.
4.00%, 12/01/2027 (a)	70,000	67,281
5.00%, 04/15/2029 (a)	70,000	67,638
6.50%, 07/15/2032 (a)	65,000	66,061
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028 (a)	130,000	130,944
7.25%, 02/15/2031 (a)	70,000	72,770
Silgan Holdings, Inc., 4.13%, 02/01/2028	95,000	91,466
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	181,000	179,399
8.88%, 11/15/2031 (a)	181,000	192,962
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	85,000	85,581
Standard Industries, Inc./NY
5.00%, 02/15/2027 (a)	140,000	138,190
4.75%, 01/15/2028 (a)	166,000	161,350
4.38%, 07/15/2030 (a)	236,000	218,615
3.38%, 01/15/2031 (a)(b)	186,000	162,945
Summit Materials LLC / Summit Materials Finance Corp.
5.25%, 01/15/2029 (a)	115,000	116,472
7.25%, 01/15/2031 (a)	135,000	145,631
Trivium Packaging Finance BV
5.50%, 08/15/2026 (a)	176,000	175,150
8.50%, 08/15/2027 (a)	115,000	115,097
Tronox, Inc., 4.63%, 03/15/2029 (a)	156,000	141,178
WR Grace Holdings LLC
4.88%, 06/15/2027 (a)	55,000	53,822
5.63%, 08/15/2029 (a)	186,000	173,445
		12,185,718

Real Estate - 1.7%
Diversified Healthcare Trust
4.75%, 02/15/2028	90,000	79,122
4.38%, 03/01/2031	85,000	65,340
Howard Hughes Corp.
5.38%, 08/01/2028 (a)	125,000	121,406
4.13%, 02/01/2029 (a)	110,000	101,263
4.38%, 02/01/2031 (a)	110,000	97,992
Iron Mountain, Inc.
4.88%, 09/15/2027 (a)	136,000	133,260
5.25%, 03/15/2028 (a)	120,000	117,964
5.00%, 07/15/2028 (a)	90,000	87,570
7.00%, 02/15/2029 (a)	141,000	145,054
4.88%, 09/15/2029 (a)	166,000	159,018
5.25%, 07/15/2030 (a)(b)	186,000	178,792
4.50%, 02/15/2031 (a)	181,000	166,489
5.63%, 07/15/2032 (a)	100,000	96,487
6.25%, 01/15/2033 (a)	175,000	175,219
Office Properties Income Trust, 3.25%, 03/15/2027 (a)	80,000	70,020
SBA Communications Corp.
3.88%, 02/15/2027	221,000	214,149
3.13%, 02/01/2029	251,000	228,310
Service Properties Trust
4.75%, 10/01/2026	75,000	72,562
5.50%, 12/15/2027	75,000	72,188
8.38%, 06/15/2029	116,000	116,152
8.63%, 11/15/2031 (a)	166,000	176,064
8.88%, 06/15/2032	81,000	78,811
		2,753,232

Utilities - 3.9%
AES Corp.
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	155,000	157,986
6.95% to 07/15/2030 then 5 yr. CMT Rate + 2.89%, 07/15/2055	70,000	68,652
Alpha Generation LLC, 6.75%, 10/15/2032 (a)	166,000	167,625
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 08/20/2026	115,000	114,228
5.75%, 05/20/2027	85,000	80,923
9.38%, 06/01/2028 (a)	85,000	83,860
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032 (a)	120,000	118,042
Calpine Corp.
4.50%, 02/15/2028 (a)	181,000	175,570
5.13%, 03/15/2028 (a)	158,000	154,840
4.63%, 02/01/2029 (a)	110,000	105,318
5.00%, 02/01/2031 (a)	140,000	133,730
3.75%, 03/01/2031 (a)	150,000	135,739
Clearway Energy Operating LLC
4.75%, 03/15/2028 (a)	140,000	135,157
3.75%, 02/15/2031 (a)	155,000	137,369
DPL, Inc., 4.35%, 04/15/2029	65,000	60,824
Edison International
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	85,000	80,353
7.88% to 06/15/2029 then 5 yr. CMT Rate + 3.66%, 06/15/2054 (b)	75,000	70,003
Electricite de France SA, 9.13% to 06/15/2033 then 5 yr. CMT Rate + 5.41%, Perpetual (a)	226,000	256,761
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR US + 5.44%, 06/15/2076 (c)	176,000	177,760
EUSHI Finance, Inc., 7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054	85,000	88,635
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 04/01/2026 (a)	110,000	109,970
5.88%, 04/01/2029 (a)	135,000	127,178
Lightning Power LLC, 7.25%, 08/15/2032 (a)	226,000	233,140
NextEra Energy Operating Partners LP
3.88%, 10/15/2026 (a)	85,000	81,345
4.50%, 09/15/2027 (a)	90,000	85,388
7.25%, 01/15/2029 (a)	125,000	125,569
NRG Energy, Inc.
5.75%, 01/15/2028	85,000	85,138
3.38%, 02/15/2029 (a)	85,000	77,772
5.25%, 06/15/2029 (a)	120,000	116,973
5.75%, 07/15/2029 (a)	110,000	108,376
3.63%, 02/15/2031 (a)	156,000	137,280
3.88%, 02/15/2032 (a)	85,000	74,732
6.00%, 02/01/2033 (a)	132,000	128,832
6.25%, 11/01/2034 (a)	155,000	152,840
PG&E Corp.
5.00%, 07/01/2028	146,000	140,343
5.25%, 07/01/2030	146,000	137,313
7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	166,000	161,674
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/2031 (a)	110,000	100,035
Talen Energy Supply LLC, 8.63%, 06/01/2030 (a)	176,000	187,857
TerraForm Power Operating LLC
5.00%, 01/31/2028 (a)	115,000	110,730
4.75%, 01/15/2030 (a)	115,000	106,231
Vistra Operations Co. LLC
5.50%, 09/01/2026 (a)	166,000	165,977
5.63%, 02/15/2027 (a)	186,000	186,248
5.00%, 07/31/2027 (a)	186,000	183,485
4.38%, 05/01/2029 (a)(b)	106,000	100,668
7.75%, 10/15/2031 (a)	211,000	223,206
6.88%, 04/15/2032 (a)	136,000	139,954
		6,091,629
TOTAL CORPORATE BONDS (Cost $155,600,454)		154,892,398

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.2%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC - 4.49% (e)	5,091,725	5,091,725
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,091,725)		5,091,725

TOTAL INVESTMENTS - 101.4% (Cost $160,692,179)		159,984,123
Liabilities in Excess of Other Assets - (1.4)%		(2,324,904)
TOTAL NET ASSETS - 100.0%		$157,659,219
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $128,390,328 or 81.4% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $4,904,632 which represented 3.1% of net assets.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Step coupon bond. The rate disclosed is as of January 31, 2025.
(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Trendpilot US Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ 105,080	$154,787,318	$ –	$154,892,398
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	5,091,725
Total Investments	$ 105,080	$154,787,318	$ –	$159,984,123

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $5,091,725 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.